Exceptional Items - Summary of Gain on Disposal (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Assets
Cash and cash equivalents	$ 17,236	$ 15,246	$ 13,426
Trade and other receivables	5,579	6,396
Other financial assets	1,431	1,840
Inventories	6,250	5,784
Property, plant and equipment	61,295	73,813	72,362
Total assets	95,166	108,927	105,733
Liabilities
Trade and other payables	6,687	7,027
Deferred tax liabilities	3,063	3,314
Total liabilities	46,400	53,322	$ 53,558
Net assets disposed	48,766	55,605
Gross consideration	683
Gain on disposal	840	$ (2)
BHP Mitsui Coal Pty Ltd [member] | BHP Mitsui Coal or BMC Gain on Disposal [Member]
Assets
Cash and cash equivalents	63
Trade and other receivables	360
Other financial assets	26
Inventories	92
Property, plant and equipment	1,214
Total assets	1,755
Liabilities
Trade and other payables	253
Interest bearing liabilities	249
Tax payables	9
Provisions	425
Deferred tax liabilities	31
Total liabilities	967
Net assets disposed	788
Less non-controlling interest share of net assets disposed	157
BHP share of net assets disposed	631
Gross consideration	1,318
Transaction and other directly applicable costs	(69)
Deferred consideration	222
Gain on disposal	$ 840